Statements of Operations and Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Premiums ceded	$ 32,920	$ 30,271	$ 30,578
Contract charges, reinsurance ceded	26,401	28,097	29,092
Contract benefits ceded	16,258	24,285	25,524
Interest credited ceded	$ 6,032	$ 6,855	$ 8,457